LEASES (Bareboat and Time Charters-In) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Bareboat Charters-In [Member]
Leases [Line Items]
2018	$ 1,841
Net minimum lease payments	$ 1,841
2018, operating days	279 days
Operating days, total	279 days
Time Charters-In [Member]
Leases [Line Items]
2018	$ 11,849
Net minimum lease payments	$ 11,849
2018, operating days	1218 days
Operating days, total	1218 days